Financial Instruments - Disclosure of Components of Mutual Fund Investments Financial Assets at Fair Value through Profit or (Loss) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	R$ 1,531,036	R$ 1,168,355
Financial instruments at fair value through profit or loss	140,824	7,146
Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	1,519,524	1,168,355
Vinci Monalisa FIM Credito Privado IE [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	1,025,462	991,470
Vinci Multiestrategia FIM [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	1,038	11,642
Vinci International Master Portfolio SPC [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	0	606
Vinci Institucional FI RF Referenciado DI [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	3,028	62,687
Vinci Reservas Tecnicas FI RF DI [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	16,392	2,199
Retirement Services Investment Funds [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	374,813	85,554
FI Vinci Renda Fixa CP [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	7,676	14,197
Vinci Income Fund Ltd [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	31,150	0
Vinci Argentina Opportunity Fund II [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	17,120	0
Fondo Mutuo Compass Liquidez [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	14,862	0
Compass - Fondo De Inversin Adelanto De Efectivo [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	12,347	0
LV Money Market USD [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	5,592	0
Other Mutual Funds [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	9,919	0
Other Mutual Funds [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	10,044	0
Non Current Assets [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	9,919	0
Current Assets [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	R$ 1,519,524	R$ 1,168,355